As filed with the Securities and Exchange Commission on September 2, 2016

Registration Nos. 333-45592
and 811-10121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 21	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 22	X

AMERICAN FAMILY VARIABLE ACCOUNT II
 (Exact Name of Registrant)

AMERICAN FAMILY LIFE INSURANCE COMPANY
(Name of Depositor)

6000 American Parkway, Madison, Wisconsin 53783-0001
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:  1-800-MY AMFAM (1-800-692-6326)

Mark V. Afable, Esq.
American Family Life Insurance Company
6000 American Parkway, Madison, Wisconsin 53783-0001
 (Name and Address of Agent for Service)

Copy to:
Thomas E. Bisset
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW, Suite 700, Washington, DC 20001-3980

It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:  Flexible Premium Variable Annuity Contracts.

AMERICAN FAMILY

INSURANCE®

American Family Life Insurance Company / 3520 Broadway / P.O. Box 219409 / Kansas City, Missouri 64121-9409 / 877-781-3520 ext. 8065

Supplement dated September 7, 2016 to the Prospectuses dated May 1, 2016 for the

Variable Annuity Contract
Variable Universal Life Insurance Series I Contract
Variable Universal Life Insurance Series II Contract
Issued by
American Family Life Insurance Company
American Family Variable Account I
American Family Variable Account II

Effective September 12, 2016, the Prospectuses are amended to reflect the following:

The Fidelity® VIP Government Money Market Portfolio (Initial Class) is available as an investment portfolio under your American Family variable contract.

Portfolio	Advisory Fee	12b-1/Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Expenses
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Government Money Market Portfolio (Initial Class)	0.17%	N/A	0.08%	N/A	0.25%

Investment Objective: The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. You could lose money by investing in the Fidelity® VIP Government Money Market Portfolio.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.  The yield of this fund may become very low during periods of low interest rates.  After deduction of Variable Account Annual Expenses, the yield of the Subaccount that invests in this fund could be negative.  If the yield in the Subaccount becomes negative, your investment in the Subaccount may decline.
Investment Adviser: Fidelity Management & Research Company.
Dollar Cost Averaging.  Subject to our requirements to participate in the dollar cost averaging program as described in your Prospectus, you may elect to systematically and automatically transfer on a monthly, quarterly, semi-annual or annual basis, specified dollar amounts from the Fidelity® VIP Government Money Market Portfolio Subaccount into any other Subaccount(s), except the Vanguard VIF Money Market Portfolio Subaccount.
Payments We Make.  If, under SEC rules, the Fidelity® VIP Government Money Market Portfolio suspends payments of redemption proceeds in connection with the liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Fidelity® VIP Government Money Market Portfolio Subaccount until the Portfolio is liquidated.

Vanguard® VIF Money Market Portfolio.  Effective October 14, 2016, certain SEC rules will limit beneficial ownership of shares of retail money market funds, such as the Vanguard Money Market Portfolio, to "natural persons," as defined in such rules.  Institutional investors, such as corporations, partnerships and certain irrevocable trusts, will be ineligible to beneficially own shares of retail money market funds, including the Vanguard Money Market Portfolio.  As such, beginning on October 14, 2016, variable contract owners that are institutional investors will no longer be eligible to invest in the Vanguard Money Market Portfolio Subaccount.
* * *

If you would like a prospectus for the Fidelity® VIP Government Money Market Portfolio (Initial Class) or for any other Portfolio available under your American Family variable contract, please contact us at our Administrative Service Center at 1-877-781-3520.
THIS SUPPLEMENT SHOULD BE READ CAREFULLY TOGETHER WITH THE PROSPECTUS FOR YOUR VARIABLE CONTRACT.  BOTH DOCUMENTS SHOULD BE KEPT TOGETHER FOR FUTURE REFERENCE.

This Registration Statement incorporates by reference the Prospectus and Statement of Additional Information dated May 1, 2016 for the Contracts, as filed with the Securities and Exchange Commission in Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-45592) on April 13, 2016.

Part C
Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits

(1)		Certified resolution of the Board of Directors of American Family Life Insurance Company (the "Company") authorizing establishment of American Family Variable Account II (the "Variable Account").[1]

(2)		Not applicable.

(3)	(a)	Form of Distribution Agreement.[2]

	(b)	Form of Registered Representative Agreement.[2]

	(c)	Form of Variable Contract Distribution and Principal Underwriting Agreement.[5]

(4)		Form of Contract for the Individual Flexible Premium Variable Annuity.[1]

(5)		Form of Application for the Individual Flexible Premium Variable Annuity.[1]

(6)	(a)	Articles of Incorporation of American Family Life Insurance Company.[1]

	(b)	By-Laws of American Family Life Insurance Company.[1]

(7)		Indemnity Reinsurance Agreement between American Family Life Insurance Company and Kansas City Life Insurance Company.[5]

(8)	(a)
Form of Participation Agreement between Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Family Life Insurance Company.[2]

	(b)	Form of Amendment to Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Family Life Insurance Company. [3]

	(c)	Form of Rule 22c-2 Shareholder Information Agreement Related to Variable Products between Fidelity Distributors Corporation and American Family Life Insurance Company. [3]

	(d)	Form of Second Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Family Life Insurance Company. [4]

	(e)	Transition Services Agreement between American Family Life Insurance Company and Kansas City Life Insurance Company.[5]

	(f)	Form of Administrative Services Agreement between American Family Life Insurance Company and Kansas City Life Insurance Company.[5]

	(g)	Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Family Life Insurance Company.[5]

(9)		Opinion and Consent of Mark V. Afable, Esq.[6]

(10)	(a)	Consent of Sutherland Asbill & Brennan LLP.[6]

	(b)	Consent of Independent Registered Public Accounting Firm.[7]

	(c)	Consent of Mark V. Afable, Esq.[6]

(11)		No financial statements will be omitted from Item 23.

(12)		Not applicable.

(13)		Powers of Attorney.[6]
[1]	Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-45592) filed September 12, 2000.
[2]	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-45592) filed on March 2, 2001.
[3]	Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration, Statement on Form N-4 (File No. 333-45592) filed on April 27, 2007.
[4]	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-45592) filed on April 25, 2008.

[5]	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333- 45592) filed on October 25, 2013.
[6]	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration statement on Form N-4 (File No. 333-45592) filed on April 13, 2016.
[7]	Filed herein.

Item 25.	Directors and Officers of American Family Life Insurance Company*

Name and Principal Business Address	Position and Office with Depositor
William T. Fancher	Director, President
David C. Holman	Director, Secretary, Chief Strategy Officer
Daniel J. Kelly	Director, Chief Financial Officer, Treasurer
Gerry W. Benusa	Director
William B. Westrate	Director
Mark V. Afable	Chief Legal Officer
Troy P. Van Beek	Vice President, Controller, Assistant Treasurer
Martin T. Chiaro	Assistant Treasurer
Ann F. Wenzel	Assistant Secretary

*  Principal business address for each officer and director listed is 6000 American Parkway, Madison, Wisconsin 53783.
Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant

NAME	JURISDICTION	PERCENT OF VOTING SECURITIES OWNED

American Family Mutual Insurance Company	WI	Mutual Company
American Family Securities, Inc.	WI	Ownership of all voting securities by American Family Mutual Insurance Company
AmFam, Inc.	WI	Ownership of all voting securities by American Family Mutual Insurance Company
American Family Brokerage, Inc.	WI	Ownership of all voting securities by American Family Mutual Insurance Company
American Family Life Insurance Company	WI	Ownership of all voting securities by AmFam, Inc.
American Standard Insurance Company of WI	WI	Ownership of all voting securities by AmFam, Inc.
American Family Financial Services, Inc.	WI	Ownership of all voting securities by AmFam, Inc.
American Family Insurance Company	OH	Ownership of all voting securities by AmFam, Inc.
American Standard Insurance Company of OH	OH	Ownership of all voting securities by AmFam, Inc.
The AssureStart Insurance Agency	WI	Ownership of all voting securities by American Family Mutual Insurance Company
New Ventures, LLC	WI	Ownership of all voting securities by AmFam, Inc. and
American Family Life Insurance Company
Midvale Indemnity Company	IL	Ownership of all voting securities by AmFam, Inc.
PGC Holdings Corp.	DE	Ownership of all voting securities by AmFam, Inc.
Permanent General Assurance Corp. of OH	OH	Ownership of all voting securities by PGC Holdings Corp
Permanent General Companies, Inc.	TN	Ownership of all voting securities by PGC Holdings Corp
PGC Holdings Corp. Statutory Trust I	DE	Ownership of all voting securities by PGC Holdings Corp
PGC Holdings Corp. Statutory Trust II	DE	Ownership of all voting securities by PGC Holdings Corp
The General Automotive Insurance Company, Inc.	OH	Ownership of all voting securities by Permanent General Assurance Corp of OH
Permanent General Assurance Corporation	OH	Ownership of all voting securities by Permanent General Companies, Inc.
PGA Service Corporation	TN	Ownership of all voting securities by Permanent General Assurance Corporation
The General Automotive Insurance Services of	TX	Ownership of all voting securities by PGA Service Corp.
Texas, Inc.
The General Automotive Insurance Services of	OH	Ownership of all voting securities by PGA Service Corp.

NAME	JURISDICTION	PERCENT OF VOTING SECURITIES OWNED
Ohio, Inc.
The General Automotive Insurance Services of	GA	Ownership of all voting securities by PGA Service Corp.
of Georgia, Inc.
The General Automotive Insurance Services, Inc.	CA	Ownership of all voting securities by PGA Service Corp.
The General Automotive Insurance Services of	LA	Ownership of all voting securities by PGA Service Corp.
Louisiana, Inc.
Homesite Group Incorporated	DE	Ownership of all voting securities by AmFam, Inc.
Homesite Securities Company LLC	DE	Ownership of all voting securities by Homesite Group Incorporated
Homesite Insurance Company of the Midwest	ND	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Insurance Company	CT	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Indemnity Company	KS	Ownership of all voting securities by Homesite Group Incorporated
Homesite Insurance Company of California	CA	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Insurance Company of New York	NY	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Insurance Company of Georgia	GA	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Insurance Company of Illinois	IL	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Insurance Company of Florida	IL	Ownership of all voting securities by Homesite Securities Company LLC
Homesite Lloyds's of Texas	TX	Ownership of all voting securities by Texas-South of Homesite, Inc.
Homesite Insurance Agency, Inc.	MA	Ownership of all voting securities by Homesite Securities Company LLC
Texas-South of Homesite, Inc.	TX	Ownership of all voting securities by Homesite Securities Company LLC

Item 27.	Number of Contract owners
As of August 24, 2016, there were 6,350 contract owners.
Item 28.	Indemnification
(a) Under its By-laws, American Family, to the full extent permitted by the Wisconsin Business Corporation Law, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director, officer or employee of American Family, as provided below.
By-laws of American Family Life Insurance Company (as amended November 1, 1998)
Article VII of American Family Life Insurance Company's By-laws provides, in part:
INDEMNIFICATION OF DIRECTORS AND OFFICERS
To the extent permitted by law, the Corporation shall indemnify each Director and Officer of the Corporation, and his heirs, executors and administrators against all expenses and liability reasonably incurred by him in connection with or arising out of any action, suit or proceeding in which he may be involved by reason of his being or having been a Director or Officer of the Corporation, whether or not he continues to be a Director or Officer a the time of incurring such expenses and liabilities; such expenses and liabilities to include, but not be limited to, judgments, court costs, and attorneys' fees and the cost of settlements. The Corporation shall not, however, indemnify such Director or Officer with respect to matters as to which he shall be finally adjudged in any such action, suit, or proceeding to have been liable for willful misconduct in the performance of his duties as such Director of Officer. In the event a settlement or compromise is effected, indemnification may be had only if the Board of Directors shall have been furnished with an opinion of counsel for the Corporation to the effect that such settlement or compromise is in the best interests of the Corporation and that such Director of Officer is not liable for willful misconduct in the performance of his duties with respect to such matters, and, if the Board shall have adopted a resolution approving such settlement or compromise. The foregoing right of indemnification shall not be exclusive of other rights to which any Director or Officer may be entitled as a matter of law.
Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(b) Section 8 of the Distribution Agreement between American Family Life Insurance Company ("AFLIC") and American Family Securities, LLC ("Distributor") provides substantially as follows:
8.	Indemnification
a.	By AFLIC. AFLIC shall indemnify and hold harmless Distributor and any officer, director, or employee of Distributor against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which Distributor and/or any such person may become subject, under any statute or regulation, any NASD rule or interpretation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:
(1) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, in light of the circumstances in which they were made, contained in any Registration Statement or in any Prospectus; provided that AFLIC shall not be liable in any such case to the extent that such loss, claim, damage or liability arises out of, or is based upon, an untrue statement or alleged untrue statement or omission or alleged omission made in reliance upon information furnished in writing to AFLIC by Distributor specifically for use in the preparation of any such Registration Statement or any amendment thereof or supplement thereto;
(2) result from any breach by AFLIC of any provision of this Agreement .
This indemnification shall be in addition to any liability that AFLIC may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision if such loss, claim, damage or liability is due to the willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the person seeking indemnification.
b.	By Distributor. Distributor shall indemnify and hold harmless AFLIC and any officer, director, or employee of AFLIC against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which AFLIC and/or any such person may become subject under any statute or regulation, any NASD rule or interpretation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:
(1) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or omission or alleged omission to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, in light of the circumstances in which they were made, contained in any Registration Statement or in any Prospectus; in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by Distributor to AFLIC specifically for use in the preparation of any such Registration Statement or any amendment thereof or supplement thereto;
(2) result from any breach by Distributor of any provision of this Agreement;
This indemnification shall be in addition to any liability that Distributor may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision if such loss, claim, damage or liability is due to the willful misfeasance, bad faith, gross negligence or reckless disregard of duty by the person seeking indemnification.
c.	General. Promptly after receipt by a party entitled to indemnification ("indemnified person") under this Section 8 of notice of the commencement of any action as to which a claim will be made against any person obligated to provide indemnification under this Section 8 ("indemnifying party"), such indemnified person shall notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, but failure to so notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to the indemnified person otherwise than on account of this Section 8. The indemnifying party will be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified person for reasonable legal and other expenses incurred by such indemnified person in defending himself or itself.

d.	Duration. The indemnification provisions contained in this Section 8 shall remain operative in full force and effect, regardless of any termination of this Agreement. A successor by law of Distributor or AFLIC, as the case may be, shall be entitled to the benefits of the indemnification provisions contained in this Section 8.

Item 29.	Principal Underwriter
(a)	Until January 18, 2014, American Family Securities, LLC acted as the registrant's principal underwriter. It also acted as the principal underwriter for American Family Variable Account I. Beginning on January18, 2014, Sunset Financial Services, Inc. became the registrant's principal underwriter and the principal underwriter for American Family Variable Account I.
(b)	Officers and Directors of Sunset Financial and their addresses are as follows:

Name and Principal Business Address*	Positions and Offices with Sunset Financial Services, Inc.
R. Philip Bixby	Chairman of the Board and Director
Walter E. Bixby	Director
Janice L. Brandt	Assistant Vice President
Susanna J. Denney	Vice President
Tracy W. Knapp	Director
Donald E. Krebs	Director
David A. Laird	Treasurer
A. Craig Mason Jr.	Secretary and Director
Mark A. Milton	Director
Kelly T. Ullom	Executive Officer/Vice President
*	The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.
(c)	Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:
(c) (1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Sunset Financial Services, Inc.	$ 0	None	N/A	N/A
Item  30.  Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by American Family Life Insurance Company at 6000 American Parkway, Madison, Wisconsin 53783-0001 and at 3520 Broadway Avenue, Kansas City, Missouri 64111-2565.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.	Undertakings and Representations.

(a)
The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as premium payments under the contracts offered herein are being accepted.

(b)
The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to American Family Life Insurance Company (the "Company") for a statement of additional information.

(c)
The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d)	American Family Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Family Variable Account II and American Family Life Insurance Company certify that they meet all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and have duly caused this post-effective amendment to the registration statement to be signed on their behalf by the undersigned, thereunto duly authorized in the City of Madison and State of Wisconsin, on September 2, 2016.

AMERICAN FAMILY VARIABLE ACCOUNT II (REGISTRANT)

		By:	*
William T. Fancher
President American Family Life Insurance Company

AMERICAN FAMILY LIFE INSURANCE COMPANY (DEPOSITOR)

		By:	*
William T. Fancher President

* By:	/s/ Jacqueline L. Wheeler		As Attorney-in-Fact pursuant to Power of Attorney
Jacqueline L. Wheeler

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on September 2, 2016.

Signatures	Title

*
Director, President
WILLIAM T. FANCHER	(Principal Executive Officer)

*
Director, Chief Financial Officer, Treasurer
DANIEL J. KELLY	(Principal Financial Officer)

*
Vice President, Controller, Assistant Treasurer
TROY P. VAN BEEK	(Principal Accounting Officer)

*
Director, Secretary, Chief Strategy Officer
DAVID C. HOLMAN

*
Director
GERRY W. BENUSA

*
Director
WILLIAM B. WESTRATE

*By:	/s/ JACQUELINE L. WHEELER
	JACQUELINE L. WHEELER	As Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

(10)(b)	Consent of Independent Registered Public Accounting Firm